Note 5. Stock Plans (Details) (USD $)		108 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2013 Restricted Stock [Member] Maximum [Member]
Note 5. Stock Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,155,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		7,573
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 2.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value (in Dollars)		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			64,000	61,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 1.99	$ 2.21
Allocated Share-based Compensation Expense (in Dollars)			72,000	83,000	78,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number			147,130
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)			$ 217,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years